Note 3 - Investment Securities Available for Sale - Sales of Available for Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Proceeds from sales	$ 6,474		$ 9,063	$ 15,686
Gross realized gains	911	[1]	309	440
Gross realized losses	$ (25)		$ (6)	$ (117)

[1]	Prior to the acquisition of Liberty, the Company had a previously held equity interest in Liberty which was re-measured at fair value on the acquisition date and resulted in a gain of $488,000, which was recorded in Investment Securities Gains on the consolidated Income Statement for the year ended December 31, 2017.